Product Sales year-on-year analysis: Q2 2025 (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Product sales
Product Sales	$ 13,795	$ 12,452	$ 26,670	$ 24,629
Actual %, year-on-year	11.00%		8.00%
CER %, year-on-year	10.00%		10.00%
US
Product sales
Product Sales	$ 5,852		$ 11,085
Actual %, year-on-year	12.00%		10.00%
Emerging Markets
Product sales
Product Sales	$ 3,705		$ 7,598
Actual %, year-on-year	11.00%		8.00%
CER %, year-on-year	13.00%		12.00%
Europe
Product sales
Product Sales	$ 2,946		$ 5,568
Actual %, year-on-year	12.00%		8.00%
CER %, year-on-year	8.00%		8.00%
Established ROW
Product sales
Product Sales	$ 1,292		$ 2,419
Actual %, year-on-year	4.00%		2.00%
CER %, year-on-year	1.00%		2.00%
Total Oncology
Product sales
Product Sales	$ 5,854		$ 11,085
Actual %, year-on-year	18.00%		14.00%
CER %, year-on-year	17.00%		15.00%
Total Oncology | US
Product sales
Product Sales	$ 2,770		$ 5,167
Actual %, year-on-year	20.00%		18.00%
Total Oncology | Emerging Markets
Product sales
Product Sales	$ 1,310		$ 2,628
Actual %, year-on-year	19.00%		14.00%
CER %, year-on-year	22.00%		19.00%
Total Oncology | Europe
Product sales
Product Sales	$ 1,183		$ 2,215
Actual %, year-on-year	17.00%		13.00%
CER %, year-on-year	12.00%		12.00%
Total Oncology | Established ROW
Product sales
Product Sales	$ 591		$ 1,075
Actual %, year-on-year	5.00%		(1.00%)
CER %, year-on-year	2.00%
Tagrisso
Product sales
Product Sales	$ 1,810		$ 3,488
Actual %, year-on-year	13.00%		9.00%
CER %, year-on-year	12.00%		10.00%
Tagrisso | US
Product sales
Product Sales	$ 761		$ 1,439
Actual %, year-on-year	16.00%		12.00%
Tagrisso | Emerging Markets
Product sales
Product Sales	$ 489		$ 1,008
Actual %, year-on-year	13.00%		10.00%
CER %, year-on-year	15.00%		13.00%
Tagrisso | Europe
Product sales
Product Sales	$ 351		$ 658
Actual %, year-on-year	8.00%		5.00%
CER %, year-on-year	4.00%		5.00%
Tagrisso | Established ROW
Product sales
Product Sales	$ 209		$ 383
Actual %, year-on-year	9.00%		3.00%
CER %, year-on-year	5.00%		3.00%
Imfinzi
Product sales
Product Sales	$ 1,455		$ 2,716
Actual %, year-on-year	27.00%		20.00%
CER %, year-on-year	26.00%		21.00%
Imfinzi | US
Product sales
Product Sales	$ 844		$ 1,572
Actual %, year-on-year	36.00%		31.00%
Imfinzi | Emerging Markets
Product sales
Product Sales	$ 152		$ 294
Actual %, year-on-year	31.00%		20.00%
CER %, year-on-year	35.00%		28.00%
Imfinzi | Europe
Product sales
Product Sales	$ 285		$ 537
Actual %, year-on-year	26.00%		17.00%
CER %, year-on-year	21.00%		17.00%
Imfinzi | Established ROW
Product sales
Product Sales	$ 174		$ 313
Actual %, year-on-year	(5.00%)		(11.00%)
CER %, year-on-year	(8.00%)		(11.00%)
Calquence
Product sales
Product Sales	$ 872		$ 1,634
Actual %, year-on-year	10.00%		8.00%
CER %, year-on-year	10.00%		9.00%
Calquence | US
Product sales
Product Sales	$ 583		$ 1,090
Actual %, year-on-year	5.00%		4.00%
Calquence | Emerging Markets
Product sales
Product Sales	$ 49		$ 103
Actual %, year-on-year	36.00%		36.00%
CER %, year-on-year	43.00%		49.00%
Calquence | Europe
Product sales
Product Sales	$ 198		$ 368
Actual %, year-on-year	19.00%		15.00%
CER %, year-on-year	14.00%		15.00%
Calquence | Established ROW
Product sales
Product Sales	$ 42		$ 73
Actual %, year-on-year	27.00%		12.00%
CER %, year-on-year	28.00%		15.00%
Lynparza
Product sales
Product Sales	$ 838		$ 1,564
Actual %, year-on-year	13.00%		8.00%
CER %, year-on-year	11.00%		9.00%
Lynparza | US
Product sales
Product Sales	$ 378		$ 689
Actual %, year-on-year	18.00%		14.00%
Lynparza | Emerging Markets
Product sales
Product Sales	$ 162		$ 323
Actual %, year-on-year	6.00%		1.00%
CER %, year-on-year	7.00%		4.00%
Lynparza | Europe
Product sales
Product Sales	$ 229		$ 425
Actual %, year-on-year	11.00%		7.00%
CER %, year-on-year	7.00%		6.00%
Lynparza | Established ROW
Product sales
Product Sales	$ 69		$ 127
Actual %, year-on-year	5.00%		1.00%
CER %, year-on-year	2.00%		2.00%
Enhertu
Product sales
Product Sales	$ 230		$ 428
Actual %, year-on-year	81.00%		72.00%
CER %, year-on-year	82.00%		76.00%
Enhertu | Emerging Markets
Product sales
Product Sales	$ 156		$ 292
Actual %, year-on-year			82.00%
CER %, year-on-year			88.00%
Enhertu | Europe
Product sales
Product Sales	$ 51		$ 94
Actual %, year-on-year	63.00%		65.00%
CER %, year-on-year	56.00%		63.00%
Enhertu | Established ROW
Product sales
Product Sales	$ 23		$ 42
Actual %, year-on-year	24.00%		35.00%
CER %, year-on-year	28.00%		41.00%
Zoladex
Product sales
Product Sales	$ 284		$ 567
Actual %, year-on-year	4.00%		3.00%
CER %, year-on-year	5.00%		6.00%
Zoladex | US
Product sales
Product Sales	$ 4		$ 9
Actual %, year-on-year	(8.00%)		16.00%
Zoladex | Emerging Markets
Product sales
Product Sales	$ 219		$ 442
Actual %, year-on-year	9.00%		7.00%
CER %, year-on-year	11.00%		10.00%
Zoladex | Europe
Product sales
Product Sales	$ 38		$ 72
Actual %, year-on-year	(9.00%)		(7.00%)
CER %, year-on-year	(13.00%)		(8.00%)
Zoladex | Established ROW
Product sales
Product Sales	$ 23		$ 44
Actual %, year-on-year	(9.00%)		(10.00%)
CER %, year-on-year	(11.00%)		(9.00%)
Truqap
Product sales
Product Sales	$ 170		$ 302
Actual %, year-on-year	84.00%
CER %, year-on-year	84.00%
Truqap | US
Product sales
Product Sales	$ 142		$ 253
Actual %, year-on-year	57.00%		80.00%
Truqap | Emerging Markets
Product sales
Product Sales	$ 6		$ 8
Truqap | Europe
Product sales
Product Sales	14		28
Truqap | Established ROW
Product sales
Product Sales	8		13
Imjudo
Product sales
Product Sales	$ 89		$ 170
Actual %, year-on-year	20.00%		25.00%
CER %, year-on-year	18.00%		25.00%
Imjudo | US
Product sales
Product Sales	$ 57		$ 111
Actual %, year-on-year	17.00%		26.00%
Imjudo | Emerging Markets
Product sales
Product Sales	$ 7		$ 12
Actual %, year-on-year	93.00%		58.00%
CER %, year-on-year	84.00%		68.00%
Imjudo | Europe
Product sales
Product Sales	$ 12		$ 23
Actual %, year-on-year	39.00%		43.00%
CER %, year-on-year	35.00%		43.00%
Imjudo | Established ROW
Product sales
Product Sales	$ 13		$ 24
Actual %, year-on-year			(1.00%)
CER %, year-on-year	(4.00%)		(2.00%)
Oncology, Others
Product sales
Product Sales	$ 106		$ 216
Actual %, year-on-year	(12.00%)		(10.00%)
CER %, year-on-year	(13.00%)		(8.00%)
Oncology, Others | US
Product sales
Product Sales	$ 1		$ 4
Actual %, year-on-year	(76.00%)		(63.00%)
Oncology, Others | Emerging Markets
Product sales
Product Sales	$ 70		$ 146
Actual %, year-on-year	(11.00%)		(7.00%)
CER %, year-on-year	(10.00%)		(5.00%)
Oncology, Others | Europe
Product sales
Product Sales	$ 5		$ 10
Actual %, year-on-year	(27.00%)		(16.00%)
CER %, year-on-year	(30.00%)		(16.00%)
Oncology, Others | Established ROW
Product sales
Product Sales	$ 30		$ 56
Actual %, year-on-year			(6.00%)
CER %, year-on-year	(5.00%)		(7.00%)
BioPharmaceuticals: total CVRM
Product sales
Product Sales	$ 3,261		$ 6,505
Actual %, year-on-year	3.00%		6.00%
CER %, year-on-year	3.00%		7.00%
BioPharmaceuticals: total CVRM | US
Product sales
Product Sales	$ 665		$ 1,351
Actual %, year-on-year	(10.00%)		(9.00%)
BioPharmaceuticals: total CVRM | Emerging Markets
Product sales
Product Sales	$ 1,512		$ 3,064
Actual %, year-on-year	9.00%		11.00%
CER %, year-on-year	11.00%		15.00%
BioPharmaceuticals: total CVRM | Europe
Product sales
Product Sales	$ 889		$ 1,696
Actual %, year-on-year	5.00%		9.00%
CER %, year-on-year	1.00%		9.00%
BioPharmaceuticals: total CVRM | Established ROW
Product sales
Product Sales	$ 195		$ 394
Actual %, year-on-year	2.00%		6.00%
CER %, year-on-year	(2.00%)		6.00%
Farxiga
Product sales
Product Sales	$ 2,150		$ 4,206
Actual %, year-on-year	11.00%		11.00%
CER %, year-on-year	10.00%		13.00%
Farxiga | US
Product sales
Product Sales	$ 420		$ 803
Actual %, year-on-year	6.00%		(7.00%)
Farxiga | Emerging Markets
Product sales
Product Sales	$ 859		$ 1,730
Actual %, year-on-year	13.00%		17.00%
CER %, year-on-year	15.00%		23.00%
Farxiga | Europe
Product sales
Product Sales	$ 765		$ 1,448
Actual %, year-on-year	13.00%		17.00%
CER %, year-on-year	8.00%		17.00%
Farxiga | Established ROW
Product sales
Product Sales	$ 106		$ 225
Actual %, year-on-year	3.00%		7.00%
CER %, year-on-year	(1.00%)		7.00%
Crestor
Product sales
Product Sales	$ 319		$ 635
Actual %, year-on-year	9.00%		8.00%
CER %, year-on-year	9.00%		10.00%
Crestor | US
Product sales
Product Sales	$ 12		$ 24
Actual %, year-on-year	3.00%		11.00%
Crestor | Emerging Markets
Product sales
Product Sales	$ 275		$ 547
Actual %, year-on-year	17.00%		15.00%
CER %, year-on-year	18.00%		17.00%
Crestor | Established ROW
Product sales
Product Sales	$ 32		$ 64
Actual %, year-on-year	(10.00%)		(9.00%)
CER %, year-on-year	(13.00%)		(8.00%)
Brilinta
Product sales
Product Sales	$ 215		$ 520
Actual %, year-on-year	(37.00%)		(22.00%)
CER %, year-on-year	(38.00%)		(21.00%)
Brilinta | US
Product sales
Product Sales	$ 99		$ 271
Actual %, year-on-year	(48.00%)		(23.00%)
Brilinta | Emerging Markets
Product sales
Product Sales	$ 63		$ 137
Actual %, year-on-year	(20.00%)		(18.00%)
CER %, year-on-year	(20.00%)		(16.00%)
Brilinta | Europe
Product sales
Product Sales	$ 51		$ 107
Actual %, year-on-year	(26.00%)		(21.00%)
CER %, year-on-year	(29.00%)		(21.00%)
Brilinta | Established ROW
Product sales
Product Sales	$ 2		$ 5
Actual %, year-on-year	(46.00%)		(39.00%)
CER %, year-on-year	(39.00%)		(34.00%)
Seloken
Product sales
Product Sales	$ 148		$ 308
Actual %, year-on-year	(2.00%)		(2.00%)
CER %, year-on-year	1.00%		2.00%
Seloken | Emerging Markets
Product sales
Product Sales	$ 143		$ 298
Actual %, year-on-year	(2.00%)		(3.00%)
CER %, year-on-year			1.00%
Seloken | Europe
Product sales
Product Sales	$ 4		$ 8
Actual %, year-on-year	4.00%		34.00%
CER %, year-on-year	11.00%		38.00%
Seloken | Established ROW
Product sales
Product Sales	$ 1		$ 2
Actual %, year-on-year	(5.00%)		(9.00%)
CER %, year-on-year	(3.00%)		(5.00%)
Lokelma
Product sales
Product Sales	$ 175		$ 328
Actual %, year-on-year	29.00%		31.00%
CER %, year-on-year	27.00%		32.00%
Lokelma | US
Product sales
Product Sales	$ 75		$ 144
Actual %, year-on-year	18.00%		25.00%
Lokelma | Emerging Markets
Product sales
Product Sales	$ 33		$ 63
Actual %, year-on-year	52.00%		50.00%
CER %, year-on-year	54.00%		54.00%
Lokelma | Europe
Product sales
Product Sales	$ 30		$ 56
Actual %, year-on-year	33.00%		36.00%
CER %, year-on-year	29.00%		36.00%
Lokelma | Established ROW
Product sales
Product Sales	$ 37		$ 65
Actual %, year-on-year	30.00%		27.00%
CER %, year-on-year	24.00%		26.00%
roxadustat
Product sales
Product Sales	$ 72		$ 150
Actual %, year-on-year	(18.00%)		(8.00%)
CER %, year-on-year	(18.00%)		(7.00%)
roxadustat | Emerging Markets
Product sales
Product Sales	$ 72		$ 150
Actual %, year-on-year	(18.00%)		(8.00%)
CER %, year-on-year	(18.00%)		(7.00%)
Wainua
Product sales
Product Sales	$ 44		$ 84
Wainua | US
Product sales
Product Sales	43		82
Wainua | Emerging Markets
Product sales
Product Sales			1
Wainua | Europe
Product sales
Product Sales	1		1
CVRM, Others
Product sales
Product Sales	$ 138		$ 274
Actual %, year-on-year	(27.00%)		(27.00%)
CER %, year-on-year	(28.00%)		(26.00%)
CVRM, Others | US
Product sales
Product Sales	$ 16		$ 27
Actual %, year-on-year	(73.00%)		(74.00%)
CVRM, Others | Emerging Markets
Product sales
Product Sales	$ 67		$ 138
Actual %, year-on-year	24.00%		14.00%
CER %, year-on-year	24.00%		16.00%
CVRM, Others | Europe
Product sales
Product Sales	$ 38		$ 76
Actual %, year-on-year	(35.00%)		(37.00%)
CER %, year-on-year	(37.00%)		(37.00%)
CVRM, Others | Established ROW
Product sales
Product Sales	$ 17		$ 33
Actual %, year-on-year	(8.00%)		7.00%
CER %, year-on-year	(12.00%)		7.00%
BioPharmaceuticals: total Respiratory & Immunology
Product sales
Product Sales	$ 1,988		$ 3,935
Actual %, year-on-year	11.00%		9.00%
CER %, year-on-year	10.00%		10.00%
BioPharmaceuticals: total Respiratory & Immunology | US
Product sales
Product Sales	$ 977		$ 1,842
Actual %, year-on-year	18.00%		18.00%
BioPharmaceuticals: total Respiratory & Immunology | Emerging Markets
Product sales
Product Sales	$ 381		$ 910
Actual %, year-on-year	(14.00%)		(12.00%)
CER %, year-on-year	(13.00%)		(9.00%)
BioPharmaceuticals: total Respiratory & Immunology | Europe
Product sales
Product Sales	$ 422		$ 800
Actual %, year-on-year	21.00%		18.00%
CER %, year-on-year	16.00%		17.00%
BioPharmaceuticals: total Respiratory & Immunology | Established ROW
Product sales
Product Sales	$ 208		$ 383
Actual %, year-on-year	20.00%		19.00%
CER %, year-on-year	19.00%		21.00%
Symbicort
Product sales
Product Sales	$ 715		$ 1,438
Actual %, year-on-year	(1.00%)		(4.00%)
CER %, year-on-year	(1.00%)		(2.00%)
Symbicort | US
Product sales
Product Sales	$ 319		$ 598
Actual %, year-on-year	7.00%
Symbicort | Emerging Markets
Product sales
Product Sales	$ 168		$ 400
Actual %, year-on-year	(15.00%)		(11.00%)
CER %, year-on-year	(14.00%)		(8.00%)
Symbicort | Europe
Product sales
Product Sales	$ 137		$ 272
Actual %, year-on-year	(5.00%)		(5.00%)
CER %, year-on-year	(8.00%)		(5.00%)
Symbicort | Established ROW
Product sales
Product Sales	$ 91		$ 168
Actual %, year-on-year	11.00%		7.00%
CER %, year-on-year	11.00%		10.00%
Fasenra
Product sales
Product Sales	$ 502		$ 920
Actual %, year-on-year	19.00%		18.00%
CER %, year-on-year	18.00%		18.00%
Fasenra | US
Product sales
Product Sales	$ 307		$ 556
Actual %, year-on-year	14.00%		16.00%
Fasenra | Emerging Markets
Product sales
Product Sales	$ 26		$ 52
Actual %, year-on-year	33.00%		26.00%
CER %, year-on-year	36.00%		32.00%
Fasenra | Europe
Product sales
Product Sales	$ 125		$ 229
Actual %, year-on-year	27.00%		19.00%
CER %, year-on-year	22.00%		19.00%
Fasenra | Established ROW
Product sales
Product Sales	$ 44		$ 83
Actual %, year-on-year	20.00%		19.00%
CER %, year-on-year	18.00%		20.00%
Breztri
Product sales
Product Sales	$ 283		$ 583
Actual %, year-on-year	21.00%		28.00%
CER %, year-on-year	20.00%		29.00%
Breztri | US
Product sales
Product Sales	$ 147		$ 295
Actual %, year-on-year	22.00%		31.00%
Breztri | Emerging Markets
Product sales
Product Sales	$ 65		$ 156
Actual %, year-on-year	7.00%		19.00%
CER %, year-on-year	8.00%		21.00%
Breztri | Europe
Product sales
Product Sales	$ 46		$ 87
Actual %, year-on-year	32.00%		34.00%
CER %, year-on-year	27.00%		34.00%
Breztri | Established ROW
Product sales
Product Sales	$ 25		$ 45
Actual %, year-on-year	30.00%		34.00%
CER %, year-on-year	28.00%		36.00%
Tezspire
Product sales
Product Sales	$ 112		$ 198
Actual %, year-on-year	97.00%		99.00%
CER %, year-on-year	91.00%
Tezspire | Emerging Markets
Product sales
Product Sales	$ 9		$ 16
Tezspire | Europe
Product sales
Product Sales	72		128
Tezspire | Established ROW
Product sales
Product Sales	$ 31		$ 54
Actual %, year-on-year	60.00%		61.00%
CER %, year-on-year	55.00%		63.00%
Pulmicort
Product sales
Product Sales	$ 106		$ 264
Actual %, year-on-year	(32.00%)		(30.00%)
CER %, year-on-year	(32.00%)		(28.00%)
Pulmicort | US
Product sales
Product Sales	$ 1		$ 4
Actual %, year-on-year	(58.00%)		(57.00%)
Pulmicort | Emerging Markets
Product sales
Product Sales	$ 81		$ 208
Actual %, year-on-year	(35.00%)		(34.00%)
CER %, year-on-year	(36.00%)		(32.00%)
Pulmicort | Europe
Product sales
Product Sales	$ 15		$ 34
Actual %, year-on-year	(14.00%)		(8.00%)
CER %, year-on-year	(18.00%)		(7.00%)
Pulmicort | Established ROW
Product sales
Product Sales	$ 9		$ 18
Actual %, year-on-year	2.00%		8.00%
CER %, year-on-year	2.00%		11.00%
Saphnelo
Product sales
Product Sales	$ 167		$ 304
Actual %, year-on-year	49.00%		49.00%
CER %, year-on-year	48.00%		49.00%
Saphnelo | US
Product sales
Product Sales	$ 145		$ 265
Actual %, year-on-year	44.00%		44.00%
Saphnelo | Emerging Markets
Product sales
Product Sales	$ 4		$ 7
Saphnelo | Europe
Product sales
Product Sales	12		21
Saphnelo | Established ROW
Product sales
Product Sales	$ 6		$ 11
Actual %, year-on-year	41.00%		45.00%
CER %, year-on-year	31.00%		45.00%
Airsupra
Product sales
Product Sales	$ 42		$ 70
Airsupra | US
Product sales
Product Sales	42		69
Airsupra | Emerging Markets
Product sales
Product Sales			1
Respiratory, Others
Product sales
Product Sales	$ 61		$ 158
Actual %, year-on-year	(23.00%)		(8.00%)
CER %, year-on-year	(24.00%)		(8.00%)
Respiratory, Others | US
Product sales
Product Sales	$ 16		$ 55
Actual %, year-on-year	(35.00%)		4.00%
Respiratory, Others | Emerging Markets
Product sales
Product Sales	$ 28		$ 70
Actual %, year-on-year	(25.00%)		(18.00%)
CER %, year-on-year	(25.00%)		(17.00%)
Respiratory, Others | Europe
Product sales
Product Sales	$ 15		$ 29
Actual %, year-on-year	2.00%		(2.00%)
CER %, year-on-year	(3.00%)		(3.00%)
Respiratory, Others | Established ROW
Product sales
Product Sales	$ 2		$ 4
Actual %, year-on-year	(8.00%)		(4.00%)
CER %, year-on-year	(7.00%)
BioPharmaceuticals: Total V&I
Product sales
Product Sales	$ 157		$ 301
Actual %, year-on-year	40.00%		(7.00%)
CER %, year-on-year	42.00%		(5.00%)
BioPharmaceuticals: Total V&I | US
Product sales
Product Sales	$ 73		$ 101
Actual %, year-on-year			82.00%
BioPharmaceuticals: Total V&I | Emerging Markets
Product sales
Product Sales	$ 38		$ 121
Actual %, year-on-year	(6.00%)		(7.00%)
CER %, year-on-year	(1.00%)		(3.00%)
BioPharmaceuticals: Total V&I | Europe
Product sales
Product Sales	$ 24		$ 50
Actual %, year-on-year			(39.00%)
CER %, year-on-year			37.00%
BioPharmaceuticals: Total V&I | Established ROW
Product sales
Product Sales	$ 22		$ 29
Actual %, year-on-year	(39.00%)		(49.00%)
CER %, year-on-year	(40.00%)		(50.00%)
Beyfortus
Product sales
Product Sales	$ 98		$ 128
Beyfortus | US
Product sales
Product Sales	73		$ 102
Actual %, year-on-year			91.00%
Beyfortus | Europe
Product sales
Product Sales	24		$ 24
Beyfortus | Established ROW
Product sales
Product Sales	$ 1		2
Actual %, year-on-year	34.00%
CER %, year-on-year	27.00%
Synagis
Product sales
Product Sales	$ 49		$ 162
Actual %, year-on-year	(39.00%)		(36.00%)
CER %, year-on-year	(37.00%)		(33.00%)
Synagis | US
Product sales
Product sales net of reversals			$ (1)
Actual %, year-on-year			(22.00%)
Synagis | Emerging Markets
Product sales
Product Sales	$ 38		$ 121
Actual %, year-on-year	(7.00%)		(8.00%)
CER %, year-on-year	(1.00%)		(3.00%)
Synagis | Europe
Product sales
Product Sales			$ 25
Actual %, year-on-year			(62.00%)
CER %, year-on-year			(60.00%)
Synagis | Established ROW
Product sales
Product Sales	$ 11		$ 17
Actual %, year-on-year	(68.00%)		(70.00%)
CER %, year-on-year	(69.00%)		(71.00%)
FluMist
Product sales
Product Sales	$ 10		$ 10
Actual %, year-on-year			20.00%
CER %, year-on-year			16.00%
FluMist | Established ROW
Product sales
Product Sales	10		$ 10
Total rare diseases
Product sales
Product Sales	$ 2,294		$ 4,336
Actual %, year-on-year	7.00%		2.00%
CER %, year-on-year	7.00%		3.00%
Total rare diseases | US
Product sales
Product Sales	$ 1,346		$ 2,584
Actual %, year-on-year	3.00%		3.00%
Total rare diseases | Emerging Markets
Product sales
Product Sales	$ 278		$ 483
Actual %, year-on-year	37.00%		6.00%
CER %, year-on-year	48.00%		16.00%
Total rare diseases | Europe
Product sales
Product Sales	$ 412		$ 772
Actual %, year-on-year	5.00%		(3.00%)
CER %, year-on-year	1.00%		(3.00%)
Total rare diseases | Established ROW
Product sales
Product Sales	$ 258		$ 497
Actual %, year-on-year	7.00%		4.00%
CER %, year-on-year	2.00%		4.00%
Ultomiris
Product sales
Product Sales	$ 1,177		$ 2,228
Actual %, year-on-year	25.00%		23.00%
CER %, year-on-year	23.00%		24.00%
Ultomiris | US
Product sales
Product Sales	$ 667		$ 1,272
Actual %, year-on-year	21.00%		23.00%
Ultomiris | Emerging Markets
Product sales
Product Sales	$ 61		$ 113
Actual %, year-on-year	76.00%		71.00%
CER %, year-on-year	86.00%		82.00%
Ultomiris | Europe
Product sales
Product Sales	$ 270		$ 498
Actual %, year-on-year	29.00%		21.00%
CER %, year-on-year	24.00%		21.00%
Ultomiris | Established ROW
Product sales
Product Sales	$ 179		$ 345
Actual %, year-on-year	18.00%		17.00%
CER %, year-on-year	12.00%		17.00%
Soliris
Product sales
Product Sales	$ 530		$ 974
Actual %, year-on-year	(24.00%)		(32.00%)
CER %, year-on-year	(22.00%)		(30.00%)
Soliris | US
Product sales
Product Sales	$ 280		$ 568
Actual %, year-on-year	(30.00%)		(30.00%)
Soliris | Emerging Markets
Product sales
Product Sales	$ 159		$ 224
Actual %, year-on-year	23.00%		(12.00%)
CER %, year-on-year	38.00%		(1.00%)
Soliris | Europe
Product sales
Product Sales	$ 56		$ 112
Actual %, year-on-year	(52.00%)		(57.00%)
CER %, year-on-year	(54.00%)		(57.00%)
Soliris | Established ROW
Product sales
Product Sales	$ 35		$ 70
Actual %, year-on-year	(37.00%)		(40.00%)
CER %, year-on-year	(38.00%)		(38.00%)
Strensiq
Product sales
Product Sales	$ 395		$ 746
Actual %, year-on-year	16.00%		14.00%
CER %, year-on-year	15.00%		15.00%
Strensiq | US
Product sales
Product Sales	$ 319		$ 584
Actual %, year-on-year	12.00%		10.00%
Strensiq | Emerging Markets
Product sales
Product Sales	$ 16		$ 50
Actual %, year-on-year	65.00%		61.00%
CER %, year-on-year	58.00%		67.00%
Strensiq | Europe
Product sales
Product Sales	$ 31		$ 57
Actual %, year-on-year	30.00%		19.00%
CER %, year-on-year	26.00%		20.00%
Strensiq | Established ROW
Product sales
Product Sales	$ 29		$ 55
Actual %, year-on-year	27.00%		24.00%
CER %, year-on-year	21.00%		23.00%
Koselugo
Product sales
Product Sales	$ 137		$ 275
Actual %, year-on-year	20.00%		11.00%
CER %, year-on-year	18.00%		13.00%
Koselugo | US
Product sales
Product Sales	$ 52		$ 106
Actual %, year-on-year	(5.00%)		5.00%
Koselugo | Emerging Markets
Product sales
Product Sales	$ 36		$ 76
Actual %, year-on-year	51.00%		(9.00%)
CER %, year-on-year	50.00%		(5.00%)
Koselugo | Europe
Product sales
Product Sales	$ 37		$ 71
Actual %, year-on-year	42.00%		58.00%
CER %, year-on-year	37.00%		58.00%
Koselugo | Established ROW
Product sales
Product Sales	$ 12		$ 22
Actual %, year-on-year	28.00%		25.00%
CER %, year-on-year	22.00%		25.00%
Other Rare Disease
Product sales
Product Sales	$ 55		$ 113
Actual %, year-on-year	16.00%		12.00%
CER %, year-on-year	14.00%		14.00%
Other Rare Disease | US
Product sales
Product Sales	$ 28		$ 54
Actual %, year-on-year	13.00%		16.00%
Other Rare Disease | Emerging Markets
Product sales
Product Sales	$ 6		$ 20
Actual %, year-on-year	7.00%		4.00%
CER %, year-on-year	4.00%		16.00%
Other Rare Disease | Europe
Product sales
Product Sales	$ 18		$ 34
Actual %, year-on-year	20.00%		12.00%
CER %, year-on-year	16.00%		12.00%
Other Rare Disease | Established ROW
Product sales
Product Sales	$ 3		$ 5
Actual %, year-on-year	37.00%		9.00%
CER %, year-on-year	32.00%		10.00%
Total Other medicines
Product sales
Product Sales	$ 241		$ 508
Actual %, year-on-year	(10.00%)		(9.00%)
CER %, year-on-year	(9.00%)		(7.00%)
Total Other medicines | US
Product sales
Product Sales	$ 21		$ 40
Actual %, year-on-year	(26.00%)		(23.00%)
Total Other medicines | Emerging Markets
Product sales
Product Sales	$ 186		$ 392
Actual %, year-on-year	4.00%		2.00%
CER %, year-on-year	5.00%		4.00%
Total Other medicines | Europe
Product sales
Product Sales	$ 16		$ 35
Actual %, year-on-year	(32.00%)		(34.00%)
CER %, year-on-year	(38.00%)		(34.00%)
Total Other medicines | Established ROW
Product sales
Product Sales	$ 18		$ 41
Actual %, year-on-year	(50.00%)		(41.00%)
CER %, year-on-year	(50.00%)		(40.00%)
Nexium
Product sales
Product Sales	$ 198		$ 426
Actual %, year-on-year	(10.00%)		(7.00%)
CER %, year-on-year	(9.00%)		(5.00%)
Nexium | US
Product sales
Product Sales	$ 18		$ 37
Actual %, year-on-year	(30.00%)		(21.00%)
Nexium | Emerging Markets
Product sales
Product Sales	$ 157		$ 333
Actual %, year-on-year	7.00%		5.00%
CER %, year-on-year	9.00%		8.00%
Nexium | Europe
Product sales
Product Sales	$ 6		$ 17
Actual %, year-on-year	(49.00%)		(35.00%)
CER %, year-on-year	(55.00%)		(35.00%)
Nexium | Established ROW
Product sales
Product Sales	$ 17		$ 39
Actual %, year-on-year	(52.00%)		(43.00%)
CER %, year-on-year	(51.00%)		(41.00%)
Other, Others
Product sales
Product Sales	$ 43		$ 82
Actual %, year-on-year	(10.00%)		(19.00%)
CER %, year-on-year	(11.00%)		(18.00%)
Other, Others | US
Product sales
Product Sales	$ 3		$ 3
Actual %, year-on-year	12.00%		(46.00%)
Other, Others | Emerging Markets
Product sales
Product Sales	$ 29		$ 59
Actual %, year-on-year	(12.00%)		(12.00%)
CER %, year-on-year	(11.00%)		(11.00%)
Other, Others | Europe
Product sales
Product Sales	$ 10		$ 18
Actual %, year-on-year	(12.00%)		(32.00%)
CER %, year-on-year	(18.00%)		(33.00%)
Other, Others | Established ROW
Product sales
Product Sales	$ 1		$ 2
Actual %, year-on-year	4.00%		8.00%
CER %, year-on-year	(3.00%)		7.00%